18. Taxes payable	12 Months Ended
Dec. 31, 2017
Taxes Payable
Taxes payable

	12/31/2017	12/31/2016
PIS and COFINS	40,036	89,332
ICMS installments	-	4,852
Tax regularization program in installment payments - PRT and PERT	68,596	-
Withholding income tax on salaries	32,070	29,519
ICMS	45,492	43,226
Tax on import	3,454	3,454
IRPJ and CSLL payable	5,299	12,489
Other	6,200	6,105
Total	201,147	188,977

Current	134,951	146,174
Noncurrent	66,196	42,803

Brazilian tax regularization programs

In the year ended December 31, 2017, the Company and its subsidiary GLA entered into tax regularization programs:

(i)   Tax Regularization Program (“PRT”) on March 10, 2017, pursuant to Provisional Presidential Decree No. 766 of January 4, 2017, including tax debts that matured on November 30, 2017. Under this program, GLA chose to pay 76% of its debt by using tax losses carryforward and the remaining 24% in 24 monthly installments adjusted based on the SELIC interest rate as of the month it adhered to the program.

(ii)  Special Tax Regularization Program (“PERT”) in September 2017, pursuant to Provisional Presidential Decree No. 783 of May 31, 2017, including tax debts owed to the Brazilian Federal Tax Authorities and to the Office of the General Counsel for the Federal Treasury, which matured on April 30, 2017. Under this program, GLA chose, in September 2017, to pay 5% of total debt in five monthly installments and the remaining amount with tax losses carryforward after reducing interest by 90% and fines by 70%. For most of its debits, GLAI chose, in October 2017, to pay 20% of total debt in three installments and the remainder in 36 monthly installments, reducing interest by 50%, fines by 80% and legal charges by 100%.

The breakdown of the obligation included in the above-mentioned installment payment programs is as follows:

2017
IPI on customs import	92,153
PIS and COFINS	98,491
PIS and COFINS on financial income (b)	131,844
Income and social contribution taxes	23,372
Other	4,655
Total debt	350,515
Reductions in interest and fines (c)	(21,249)
Use of tax losses carryforward (a)	(227,689)
Amount payable in installments	101,577

(a)     Reistered in "Other, net". See Note 8.2.

(b)     Included in May 2017, after the PRT and PERT adoption.

(c)    Reduction of 90% in interest and 50% in fines for PERT.